Total Equity (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 08, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 17, 2017	Jul. 06, 2017
Disclosure of classes of share capital [line items]
Cost of cancellation		$ 92.7	$ 96.2
Reduction Of Issued Capital Purchases For Cancellation		92.7	96.2
Purchases and amortization		$ 145.6	$ 84.9
Multiple voting shares
Disclosure of classes of share capital [line items]
Voting percentage of multiple voting shares		41.80%
Number of shares issued (in shares)		1,548,000	1,548,000
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		27,717,325	27,904,801
Number of shares reserved for share-based payments		1,228,148	902,498
Purchases for cancellation		187,476	184,367
Treasury shares acquired		415,538	277,364
Issuances during the year		0	5,084,961
Retained earnings
Disclosure of classes of share capital [line items]
Reduction Of Issued Capital Purchases For Cancellation		$ 46.3	$ 50.6
Treasury shares (at cost)
Disclosure of classes of share capital [line items]
Purchases and amortization		$ 214.0	$ 140.5
Subsequent event
Disclosure of classes of share capital [line items]
Cost of cancellation	$ 118.0
Subsequent event | Subordinate voting shares
Disclosure of classes of share capital [line items]
Purchases for cancellation	249,361
Treasury shares acquired	103,649
Subsequent event | Treasury shares (at cost)
Disclosure of classes of share capital [line items]
Purchases and amortization	$ 47.9
Allied World | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				276,397	4,799,497
Number of shares issued in combination			5,075,894
Equity interests of acquirer			$ 2,191.6	$ 119.3	$ 2,072.3